General Information - Additional Information (Detail)	6 Months Ended
Jun. 30, 2022 Subsidiary
Disclosure Of General Information About Financial Statements [Abstract]
Description of nature of entity's operations	clinical-stage biopharmaceutical company developing a portfolio of new medicines to treat patients with cancer
Name of reporting entity	NuCana plc
Domicile of entity	United Kingdom
Country of incorporation	England and Wales
Number of subsidiaries	3
Name of subsidiary	NuCana, Inc., NuCana Limited and NuCana BioMed Trustee Company Limited